Share-based compensation - Changes in Stock Options (Details)	9 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,349,001	1,283,088
Number of options granted (in shares) | shares	236,753	168,588
Number of options forfeited (in shares) | shares	(98,570)	(63,415)
Number of options exercised (in shares) | shares	(194,188)	(9,179)
Number of options outstanding - end of period (in shares) | shares	1,292,996	1,379,082
Number of options exercisable (in shares) | shares	850,250	887,779
Weighted average exercise price, options outstanding - beginning of period (in cad per share) | $ / shares	$ 13.60	$ 12.00
Weighted average exercise price, options granted (in cad per share) | $ / shares	52.15	44.91
Weighted average exercise price, options forfeited (in cad per share) | $ / shares	42.67	46.41
Weighted average exercise price, options exercised (in cad per share) | $ / shares	4.88	14.52
Weighted average exercise price, options outstanding - end of period (in cad per share) | $ / shares	19.75	14.42
Weighted average exercise price, options exercisable (in cad per share) | $ / shares	$ 7.59	$ 4.06